Material accounting policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Material Accounting Policies
Basis of preparation

2.1	Basis of preparation

The unaudited combined and condensed consolidated financial statements have been prepared for the purpose of complying with the provisions of Rule 3-05 of Regulation S-X promulgated by the Securities and Exchange Commission (the “SEC”), which requires certain information with respect to acquisitions to be included with certain filings with the SEC.

These unaudited combined and condensed consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board.

IFRS does not provide for the preparation of combined and condensed consolidated financial statements, and accordingly in preparing the combined and condensed consolidated financial statements certain accounting conventions commonly used for the preparation of historical financial information based on U.S. GAAP guidance have been applied, such as ASC 805 and ASC 810.

2.	Material accounting policies

2.1	Basis of preparation (continued)

Combined and Consolidated Financial Statements

The entities or businesses under common control are accounted for in accordance with merger accounting. In applying merger accounting, the combined and consolidated financial statements of a reporting entity incorporate the financial statements items of the combining entities or businesses in which the common control combination occurs as if they had been combined from the date when the combining entities or businesses first came under the control of the controlling party. Judgement has been made to determine the nature of these common control transactions. The principles of merger accounting are set out in Note 2.2.

The preparation of unaudited combined and condensed consolidated financial statements in conformity with IFRSs requires management to exercise its judgement in the process of applying the Group’s accounting policies. It also requires the use of certain critical accounting estimates and assumptions. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed in Note 3.

Interpretations and amendments to published standards effective in 2024

On January 1, 2024, the Group has adopted the new or amended IFRS and Interpretations of IFRS that are mandatory for application for the financial period. Changes to the Group’s accounting policies have been made as required, in accordance with the transitional provisions in the respective IFRS.

The adoption of these new or amended IFRS did not result in substantial changes to the Group’s accounting policies and had no material effect on the amounts reported for the current or prior financial periods.

Interpretations and amendments to published standards effective in 2024

Amendments to IFRS 16	Lease liability in Sale and Leaseback
Amendments to IAS 1	Non-Current Liabilities with Covenants
Amendments to IAS 1	Classification of Liabilities as Current or Non-current
Amendments to IAS 7 and IFRS 7	Supplier Finance Arrangements

Interpretations and amendments effective for annual periods beginning on or after January 1, 2025

Amendments to IAS 21	Lack of Exchangeability

Interpretations and amendments effective for annual periods beginning on or after a date yet to be confirmed

Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture.

Management is currently assessing the impact of these standards on the Group in the current or future reporting periods and on foreseeable future transactions.

2.	Material accounting policies (continued)

2.1 Basis of preparation

The combined and consolidated financial statements as of December 31, 2023 containing the combined and consolidated statements of financial position, profit or loss, comprehensive loss, changes in equity and cash flows of the Group have been prepared for the purpose of complying with the provisions of Rule 3-05 of Regulation S-X promulgated by the Securities and Exchange Commission (the “SEC”), which requires certain information with respect to acquisitions to be included with certain filings with the SEC.

These financial statements have been prepared in conformity with International Financial Reporting Standards (“IFRSs”) as issued by the International Accounting Standards Board.

IFRS does not provide for the preparation of combined financial information, and accordingly in preparing the combined financial information certain accounting conventions commonly used for the preparation of historical financial information based on U.S. GAAP guidance have been applied, such as ASC 805 and ASC 810.

Combined Financial Statements

The entities or businesses under common control are accounted for in accordance with merger accounting. In applying merger accounting, the combined financial statements of a reporting entity incorporate the financial statements items of the combining entities or businesses in which the common control combination occurs as if they had been combined from the date when the combining entities or businesses first came under the control of the controlling party. Judgement has been made to determine the nature of these common control transactions. The principles of merger accounting are set out in Note 2.2.

The preparation of financial statements in conformity with IFRSs requires management to exercise its judgement in the process of applying the Group’s accounting policies. It also requires the use of certain critical accounting estimates and assumptions. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed in Note 3.

Interpretations and amendments to published standards effective in 2023

On January 1, 2023, the Group has adopted the new or amended IFRS and Interpretations of IFRS that are mandatory for application for the financial year. Changes to the Group’s accounting policies have been made as required, in accordance with the transitional provisions in the respective IFRS.

The adoption of these new or amended IFRS did not result in substantial changes to the Group’s accounting policies and had no material effect on the amounts reported for the current or prior financial years.

2. Material accounting policies (continued)

2.1 Basis of preparation (continued)

Interpretations and amendments to published standards effective in 2023

Amendments to IAS 1	Disclosure of Accounting Policies
Amendments to IAS 8	Definition of Accounting Estimates
Amendments to IAS 12	Deferred Tax related to Assets and Liabilities arising from a Single Transaction

Interpretations and amendments effective for annual periods beginning on or after January 1, 2024

Amendments to IFRS 16	Lease liability in Sale and Leaseback
Amendments to IAS 1	Non-Current Liabilities with Covenants
Amendments to IAS 1	Classification of Liabilities as Current or Non-current
Amendments to IAS 7 and IFRS 7	Supplier Finance Arrangements

Interpretations and amendments effective for annual periods beginning on or after January 1, 2025

Amendments to IAS 21	Lack of Exchangeability

Interpretations and amendments effective for annual periods beginning on or after a date yet to be confirmed

Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture.

The new or amended accounting Standards and Interpretations listed above are not mandatory for December 31, 2023 reporting periods and have not been early adopted by the Group. Management is currently assessing the impact of these standards on the Group in the current or future reporting periods and on foreseeable future transactions.

Subsidiaries and basis of consolidation

2.2	Subsidiaries and basis of consolidation

The entities or businesses under common control are accounted for in accordance with guidance under U.S GAAP.

The combined and condensed financial statements incorporate the financial statements of the combining entities or businesses in which the common control combination occurs as if they had been combined from the date when the combining entities or businesses first came under the control of the controlling party. The difference between the cost of acquisition and the nominal value of the share capital are reflected within equity as merger reserve.

The combined and condensed financial statements are prepared using uniform accounting policies for like transactions and other events in similar circumstances.

All intra-group balances, transactions, income and expenses are eliminated in full on combination and the combined and condensed consolidated financial statements reflect external transactions only.

The net assets of the combining entities or businesses are combined using the existing carrying amounts from the controlling party’s perspective. No amount is recognized in respect of goodwill or excess of the acquirer’s interest in the net fair value of acquiree’s identifiable assets, liabilities and contingent liabilities over the acquisition cost at the time of common control combination. All differences between the cost of acquisition (fair value of consideration paid) and the amounts at which the assets and liabilities are recorded, arising from common control combination, have been recognized directly in equity as part of the capital reserve.

The combined and condensed statements of profit or loss and other comprehensive income include the results of each of the combining entities or businesses from the earliest date presented or since the date when the combining entities or businesses first came under the common control, where this is a shorter period, regardless of the date of the common control combination.

Loss of control under common control combination

When a change in the Group’s ownership interest in a subsidiary result in a loss of control over the subsidiary, the assets and liabilities of the subsidiary are derecognized. Amounts previously recognized in merger reserves in respect of that entity are transferred directly to retained earnings. Any retained equity interest in the entity is remeasured at fair value. The difference between the carrying amount of the retained interest at the date when control is lost and its fair value is recognized in profit or loss.

2.	Material accounting policies (continued)

2.2 Subsidiaries and basis of consolidation

The entities or businesses under common control are accounted for in accordance with guidance under U.S GAAP.

The combined financial statements incorporate the financial statements of the combining entities or businesses in which the common control combination occurs as if they had been combined from the date when the combining entities or businesses first came under the control of the controlling party. The difference between the cost of acquisition and the nominal value of the share capital are reflected within equity as merger reserve.

The combined financial statements have prepared using uniform accounting policies for like transactions and other events in similar circumstances.

All intra-group balances, transactions, income and expenses are eliminated in full on combination and the combined financial statements reflect external transactions only.

The net assets of the combining entities or businesses are combined using the existing carrying amounts from the controlling party’s perspective. No amount is recognized in respect of goodwill or excess of the acquirer’s interest in the net fair value of acquiree’s identifiable assets, liabilities and contingent liabilities over the acquisition cost at the time of common control combination. All differences between the cost of acquisition (fair value of consideration paid) and the amounts at which the assets and liabilities are recorded, arising from common control combination, have been recognized directly in equity as part of the capital reserve.

The combined statements of profit or loss and other comprehensive income include the results of each of the combining entities or businesses from the earliest date presented or since the date when the combining entities or businesses first came under the common control, where this is a shorter period, regardless of the date of the common control combination.

2. Material accounting policies (continued)

2.2 Subsidiaries and basis of consolidation (continued)

Loss of control under common control combination

When a change in the Group’s ownership interest in a subsidiary result in a loss of control over the subsidiary, the assets and liabilities of the subsidiary are derecognized. Amounts previously recognized in merger reserves in respect of that entity are transferred directly to retained earnings. Any retained equity interest in the entity is remeasured at fair value. The difference between the carrying amount of the retained interest at the date when control is lost, and its fair value is recognized in profit or loss.

Property, plant and equipment

2.3 Property, plant and equipment

(a)	Measurement

Property, plant and equipment are initially recognized at cost and subsequently carried at cost less accumulated depreciation and accumulated impairment losses.

(b)	Depreciation

Depreciation of property, plant and equipment is calculated using the straight-line method to allocate their depreciable amounts over their estimated useful lives as follows:

Office equipment, furniture and fittings	4 -10 years
Renovation	10 years
System design and development	10 years
Motor vehicle	5 years

The residual values, estimated useful lives and depreciation method of property, plant and equipment are reviewed, and adjusted as appropriate, at each balance sheet date. The effects of any revision are recognized in profit or loss when the changes arise.

(c)	Subsequent expenditure

Subsequent expenditure relating to property, plant and equipment that has already been recognized is added to the carrying amount of the asset only when it is probable that future economic benefits associated with the item will flow to the entity and the cost of the item can be measured reliably. All other repair and maintenance expenses are recognized in profit or loss when incurred.

(d)	Disposal

On disposal of an item of property, plant and equipment, the difference between the disposal proceeds and its carrying amount is recognized in profit or loss within “Administrative and general expenses”. Any amount in revaluation reserve relating to that item is transferred to retained profits directly.

Borrowing costs		2.4 Borrowing costs Borrowing costs are recognized in profit or loss using the effective interest method. 2. Material accounting policies (continued)
Impairment of non-financial assets

2.5 Impairment of non-financial assets

Property, plant and equipment, right-of-use assets are tested for impairment whenever there is any objective evidence or indication that these assets may be impaired.

For the purpose of impairment testing, the recoverable amount (i.e. the higher of the fair value less cost to sell and the value-in-use) is determined on an individual asset basis unless the asset does not generate cash inflows that are largely independent of those from other assets. If this is the case, the recoverable amount is determined for the cash-generating units (“CGU”) to which the asset belongs.

If the recoverable amount of the asset (or CGU) is estimated to be less than its carrying amount, the carrying amount of the asset (or CGU) is reduced to its recoverable amount.

The difference between the carrying amount and recoverable amount is recognized as an impairment loss in profit or loss, unless the asset is carried at revalued amount, in which case, such impairment loss is treated as a revaluation decrease.

Management assesses at the end of the reporting period whether there is any indication that an impairment recognized in prior periods may no longer exist or may have decreased. If any such indication exists, the recoverable amount of that asset is estimated and may result in a reversal of impairment loss. The carrying amount of this asset is increased to its revised recoverable amount, provided that this amount does not exceed the carrying amount that would have been determined (net of any accumulated amortization or depreciation) had no impairment loss been recognized for the asset in prior years.

A reversal of impairment loss for an asset other than goodwill is recognized in profit or loss, unless the asset is carried at revalued amount, in which case, such reversal is treated as a revaluation increase. However, to the extent that an impairment loss on the same revalued asset was previously recognized as an expense, a reversal of that impairment is also recognized in profit or loss.

Financial assets

2.3	Financial assets

(a)	Classification and measurement

The Group classifies its financial assets in the following measurement category:

●	Amortized cost.

The classification depends on the Group’s business model for managing the financial assets as well as the contractual terms of the cash flows of the financial asset.

Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

The Group reclassifies debt instruments when and only when its business model for managing those assets changes.

At initial recognition

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in profit or loss.

At subsequent measurement

Debt instruments

Debt instruments mainly comprise of cash and bank balances, restricted cash, fixed deposits with financial institutions, trade and other receivables, and amount owing by shareholders and related party.

Amortized cost

Debt instruments are recognized as amortized cost when they are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. A gain or loss on a debt instrument that is subsequently measured at amortized cost and is not part of a hedging relationship is recognized in profit or loss when the asset is derecognized or impaired. Interest income from these financial assets is included in interest income using the effective interest rate method.

(b)	Impairment

The Group assesses on a forward-looking basis the expected credit losses associated with its debt financial assets carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

For trade receivables, lease receivables and contract assets, the Group applies the simplified approach permitted by the IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables.

2.	Material accounting policies (continued)

2.3	Financial assets (continued)

(c)	Recognition and derecognition

Regular way purchases and sales of financial assets are recognized on trade date – the date on which the Group commits to purchase or sell the asset.

Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all risks and rewards of ownership.

On disposal of a debt instrument, the difference between the carrying amount and the sale proceeds is recognized in profit or loss. Any amount previously recognized in other comprehensive income relating to that asset is reclassified to profit or loss.

2.6 Financial assets

(a)	Classification and measurement

The Group classifies its financial assets in the following measurement category:

●	Amortized cost.

The classification depends on the Group’s business model for managing the financial assets as well as the contractual terms of the cash flows of the financial asset.

Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

The Group reclassifies debt instruments when and only when its business model for managing those assets changes.

2. Material accounting policies (continued)

2.6 Financial assets (continued)

(a)	Classification and measurement (continued)

At initial recognition

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in profit or loss.

At subsequent measurement

Debt instruments

Debt instruments mainly comprise of cash and bank balances, restricted cash, fixed deposits with financial institutions, trade and other receivables, and amount owing by shareholders and related party.

Amortized cost

Debt instruments are recognized as amortized cost when they are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. A gain or loss on a debt instrument that is subsequently measured at amortized cost and is not part of a hedging relationship is recognized in profit or loss when the asset is derecognized or impaired. Interest income from these financial assets is included in interest income using the effective interest rate method.

(b)	Impairment

The Group assesses on a forward-looking basis the expected credit losses associated with its debt financial assets carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

For trade receivables, lease receivables and contract assets, the Group applies the simplified approach permitted by the IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables.

(c)	Recognition and derecognition

Regular way purchases and sales of financial assets are recognized on trade date – the date on which the Group commits to purchase or sell the asset.

Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Group has transferred substantially all risks and rewards of ownership.

On disposal of a debt instrument, the difference between the carrying amount and the sale proceeds is recognized in profit or loss. Any amount previously recognized in other comprehensive income relating to that asset is reclassified to profit or loss.

2. Material accounting policies (continued)

Trade and other payables

2.7 Trade and other payables

Trade and other payables represent liabilities for goods and services provided to the Group prior to the end of the financial year which are unpaid. They are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business if longer). Otherwise, they are presented as non-current liabilities.

Trade and other payables are initially recognized at fair value, and subsequently carried at amortized cost using the effective interest method.

Leases

2.4	Leases

(a)	When the Group is the lessee

At the inception of the contract, the Group assesses if the contract contains a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Reassessment is only required when the terms and conditions of the contract are changed.

●	Right-of-use assets

The Group recognizes right-of-use assets at the commencement date of the lease (i.e. the date the underlying asset is available for use). Right-of-use assets are measured at cost which comprises the initial measurement of lease liabilities adjusted for any lease payments made at or before the commencements date and lease incentives received. Any initial direct costs that would not have been incurred if the lease had not been obtained are added to the carrying amount of the right-of-use assets.

These right-of-use assets are subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term.

●	Lease liabilities

The initial measurement of a lease liability is measured at the present value of the lease payments discounted using the interest rate implicit in the lease, if the rate can be readily determined. If that rate cannot be readily determined, the Group shall use its incremental borrowing rate.

Lease payments include fixed lease payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating the lease, if the lease term reflects the Group exercising the option to terminate. Variable lease payments that do not depend on an index or a rate are recognized as expenses (unless they are incurred to produce inventories) in the period in which the event or condition that triggers the payment occurs.

2.	Material accounting policies (continued)

2.4	Leases (continued)

(a) When the Group is the lessee (continued)

●	Lease liabilities (continued)

Lease liabilities are measured at amortized cost using the effective interest method. Lease liabilities shall be remeasured when:

-	There is a change in future lease payments arising from changes in an index or rate;
-	There is change in the Group’s assessment of whether it will exercise an extension option; or
-	There is a modification in the scope or the consideration of the lease that was not part of the original term.

Lease liabilities are remeasured with a corresponding adjustment to the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

●	Short-term leases and leases of low-value assets

The Group has elected to apply exemption to those short-term leases in which the lease term is 12 months or less from the commencement date and without purchase option. Besides, exemption is also applied for the lease of low value assets. The lease payments incurred on the exempted leases are recognized as expenses on a straight-line basis over the lease term.

(b) When the Group is the lessor:

●	Lessor – Subleases

In classifying a sublease, the Group as an intermediate lessor classifies the sublease as a finance or an operating lease with reference to the right-of-use asset arising from the head lease, rather than the underlying asset.

When the sublease is assessed as a finance lease, the Group derecognizes the right-of-use asset relating to the head lease that it transfers to the sublessee and recognized the net investment in the sublease within “Other receivables”. Any differences between the right-of-use asset derecognized and the net investment in sublease is recognized in profit or loss. The lease liability relating to the head lease is retained in the balance sheet, which represents the lease payments owed to the head lessor.

2.	Material accounting policies (continued)

2.8 Leases

(a)	When the Group is the lessee

At the inception of the contract, the Group assesses if the contract contains a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Reassessment is only required when the terms and conditions of the contract are changed.

●	Right-of-use assets

The Group recognizes right-of-use assets at the commencement date of the lease (i.e. the date the underlying asset is available for use). Right-of-use assets are measured at cost which comprises the initial measurement of lease liabilities adjusted for any lease payments made at or before the commencements date and lease incentives received. Any initial direct costs that would not have been incurred if the lease had not been obtained are added to the carrying amount of the right-of-use assets.

These right-of-use assets are subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term.

●	Lease liabilities

The initial measurement of a lease liability is measured at the present value of the lease payments discounted using the interest rate implicit in the lease, if the rate can be readily determined. If that rate cannot be readily determined, the Group shall use its incremental borrowing rate.

Lease payments include fixed lease payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating the lease, if the lease term reflects the Group exercising the option to terminate. Variable lease payments that do not depend on an index or a rate are recognized as expenses (unless they are incurred to produce inventories) in the period in which the event or condition that triggers the payment occurs.

2. Material accounting policies (continued)

2.8 Leases (continued)

(a)	When the Group is the lessee (continued)

●	Lease liabilities (continued)

Lease liabilities are measured at amortized cost using the effective interest method. Lease liabilities shall be remeasured when:

-	There is a change in future lease payments arising from changes in an index or rate;
-	There is change in the Group’s assessment of whether it will exercise an extension option; or
-	There is a modification in the scope or the consideration of the lease that was not part of the original term.

Lease liabilities are remeasured with a corresponding adjustment to the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

●	Short-term leases and leases of low-value assets

The Group has elected to apply exemption to those short-term leases in which the lease term is 12 months or less from the commencement date and without purchase option. Besides, exemption is also applied for the lease of low value assets. The lease payments incurred on the exempted leases are recognized as expenses on a straight-line basis over the lease term.

(b)	When the Group is the lessor:

●	Lessor – Subleases

In classifying a sublease, the Group as an intermediate lessor classifies the sublease as a finance or an operating lease with reference to the right-of-use asset arising from the head lease, rather than the underlying asset.

When the sublease is assessed as a finance lease, the Group derecognizes the right-of-use asset relating to the head lease that it transfers to the sublessee and recognizes the net investment in the sublease within “Trade and other receivables”. Any differences between the right-of-use asset derecognized and the net investment in sublease is recognized in profit or loss. The lease liability relating to the head lease is retained in the balance sheet, which represents the lease payments owed to the head lessor.

Provisions

2.9 Provisions

Provisions for warranty, restructuring costs and legal claims are recognized when the Group has a present legal or constructive obligation as a result of past events, it is more likely than not that an outflow of resources will be required to settle the obligation, and the amount has been reliably estimated. Restructuring provisions comprise employee termination payments. Provisions are not recognized for future operating losses.

The Group recognizes the estimated liability to repair or replace products still under warranty at the balance sheet date. This provision is calculated based on historical experience of the level of repairs and replacements.

2. Material accounting policies (continued)

2.9 Provisions (continued)

Other provisions are measured at the present value of the expenditure expected to be required to settle the obligation using a pre-tax discount rate that reflects the current market assessment of the time value of money and the risks specific to the obligation. The increase in the provision due to the passage of time is recognized in the statement of comprehensive income as finance expense.

Changes in the estimated timing or amount of the expenditure or discount rate are recognized in profit or loss when the changes arise.

Revenue and other income recognition

2.5	Revenue and other income recognition

(a)	Revenue from contracts with customers

The Group follows the rules and guidance set out under IFRS 15, Revenue from Contracts with Customers (“IFRS 15”), when recognizing revenue from contracts with customers. The core principle of IFRS 15 requires an entity to recognize revenues to depict the transfer of services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those services recognized as performance obligations are satisfied. In accordance with IFRS 15, revenues are recognized when the Group satisfies the performance obligations by delivering the promised services to the customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation.

The Group considers there to be a single performance obligation in its contracts with customers and satisfies its performance obligation upon completion of the services to the customers. The recognition and measurement of revenues is based on the assessment of individual contract terms. The Group applies a practical expedient to expense costs as incurred for those suffered in order to obtain a contract with a customer when the amortization period would have been one year or less. The Group has no material incremental costs of obtaining contracts with customers that the Group expects the benefit of those costs to be longer than one year, which need to be recognized as assets.

The Group’s revenue from contracts with customers consists of two components: revenue from managed services, and revenue from professional services.

Managed services

Forekast provides managed services to its customers. Forekast offers ongoing support and management for technology systems, ensuring that businesses have access to essential resources such as network management, cybersecurity, cloud services, and application support and maintenance. This robust model provides our customers with scalable and comprehensive solutions designed to meet the specific needs of each customer. With a focus on proactive monitoring, maintenance, and enhancement of applications, these services help our customers maintain optimal technology performance while allowing them to concentrate on their core operations.

Forekast considers that the identified contract creates enforceable rights and obligations which specify the responsibilities of each party. The contract used by Forekast is a common form of agreement in the jurisdiction that Forekast is operating in, which outline the rights and obligations of services to be transferred, payment terms etc. In identifying performance obligation, Forekast determines that the contract creates a single performance obligation delivered as the service is rendered.

Contracts comprise agreements, purchase orders or work orders, and may be in effect for one year or on a monthly basis over the period of service, some of which are automatically renewed until termination. These contracts outline, amongst others, the detailed scope of services, basis of the charge, duration of the contract and measure the service based on time incurred on the customers’ projects. Transaction price and rates of charge are fixed within each contract.

Revenue from managed services is recognized at a point in time as the services are rendered and billed on a monthly basis, based on the actual approved time incurred at the rates agreed upon in the contract. There is no variable consideration identified, nor is there any financing component, non-cash consideration and consideration payable to the customer identified.

2.	Material accounting policies (continued)

2.5	Revenue and other income recognition (continued)

(a)	Revenue from contracts with customers (continued)

Managed services (continued)

The Group has the primary responsibility in the provision of services. The Group also has full authority in negotiating and setting the fees with its customers. Accordingly, the Group has full control on the managed services it offers to the customers and is a principal in the contracts. The Group recognizes revenue at the gross amount it is entitled to from its customers.

Professional services

Forekast’s professional services encompass the delivery of its augmented intelligence offerings based on the agreed upon specific professional services that is rendered to the customer as per the contract between the customer and Forekast. These services include consultancy, solution architecting, system implementation, training, and on-demand expertise. Each service is designed to help customers effectively deploy and maximize the utility of Forekast’s solutions, ensuring optimal usage across their operations. Forekast considers that the identified contract creates enforceable rights and obligations which specify the responsibilities of each party. The contract used by Forekast is a common form of agreement in the jurisdiction that Forekast is operating in, which outline the rights and obligations of services to be transferred, payment terms and other key aspects. The services mentioned in each of the contracts have performance obligations that are separately identifiable and distinct from each other as the customers are able to consume and generate economic benefits from the services upon delivery of each stage.

The transaction price for each distinct performance obligation of the specific professional services is fixed as stated in the contract. There is no variable consideration identified, financing components, non-cash consideration and consideration payable to the customer identified.

Forekast recognizes revenue on a gross basis as the Group is primarily accountable for ensuring that all services, meet the agreed contractual requirements. Forekast is the principal in the contract as it has full authority to negotiate, set fees with its customers, invoice them and is accountable for the overall performance.

Revenue is also recognized at a point in time upon the completion of each separately identifiable and distinct performance obligation for specific professional services as stated in the contract and acknowledged by customers, reflecting the transfer of control of the services to the customer.

(b)	Interest income

Interest income from financial assets at amortized cost is recognized using the effective interest rate method.

2.	Material accounting policies (continued)

2.10  Revenue and other income recognition

(a)	Revenue from contracts with customers

The Group follows the rules and guidance set out under IFRS 15, Revenue from Contracts with Customers (“IFRS 15”), when recognizing revenue from contracts with customers. The core principle of IFRS 15 requires an entity to recognize revenues to depict the transfer of services to customers in an amount that reflects the consideration that it expects to be entitled to receive in exchange for those services recognized as performance obligations are satisfied. In according with IFRS 15, revenues are recognized when the Group satisfies the performance obligations by delivering the promised services to the customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation.

The Group considers there to be a single performance obligation in its contracts with customers and satisfies its performance obligation upon completion of the services to the customers. The recognition and measurement of revenues is based on the assessment of individual contract terms. The Group applies a practical expedient to expense costs as incurred for those suffered in order to obtain a contract with a customer when the amortization period would have been one year or less. The Group has no material incremental costs of obtaining contracts with customers that the Group expects the benefit of those costs to be longer than one year, which need to be recognized as assets.

The Group’s principal revenue stream is:

Managed services

Forekast provides managed services to its customers. Forekast offers ongoing support and management for technology systems, ensuring that businesses have access to essential resources such as network management, cybersecurity, cloud services, and application support and maintenance. This robust model provides our customers with scalable and comprehensive solutions designed to meet the specific needs of each customer. With a focus on proactive monitoring, maintenance, and enhancement of applications, these services help our customers maintain optimal technology performance while allowing them to concentrate on their core operations.

Forekast considers that the identified contract creates enforceable rights and obligations which specify the responsibilities of each party. The contract used by Forekast is a common form of agreement in the jurisdiction that Forekast is operating in which outline the rights and obligations of services to be transferred, payment terms etc. In identifying performance obligation, Forekast determines that the contract creates a single performance obligation delivered as the service is rendered.

2. Material accounting policies (continued)

2.10  Revenue and other income recognition (continued)

(a)	Revenue from contracts with customers (continued)

Managed services (continued)

Contracts comprise agreements, purchase orders or work orders, and may be in effect for one year or on a monthly basis over the period of service, some of which are automatically renewed until termination. These contracts outline, amongst others, the detailed scope of services, basis of the charge, duration of the contract and measure the service based on time incurred on the customers’ projects. Transaction price and rates of charges are fixed within each contract.

Revenue from managed services is recognized at a point in time as the services are rendered and billed on a monthly basis based on the actual approved time incurred at the rates agreed upon in the contract. There is no variable consideration identified, nor is there any financing component, non-cash consideration and consideration payable to the customer identified.

The Group has the primary responsibility in the provision of services. The Group also has full authority in negotiating and setting the fees with its customers. Accordingly, the Group has full control on the managed services it offers to the customers and is a principal in the contracts. The Group recognizes revenue at the gross amount it is entitled to from its customers.

(b)	Interest income

Interest income from financial assets at amortized cost is recognized using the effective interest rate method.

Income taxes

2.11  Income taxes

Current income tax for current and prior periods is recognized at the amount expected to be paid to or recovered from the tax authorities, using the tax rates and tax laws that have been enacted or substantively enacted by the balance sheet date. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a tax authority will accept an uncertain tax treatment. The Group measures its tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.

Deferred income tax is recognized for all temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements except when the deferred income tax arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and affects neither accounting nor taxable profit or loss at the time of the transaction.

A deferred income tax liability is recognized on temporary differences arising on investments in subsidiaries, associates and joint ventures, except where the Group is able to control the timing of the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.

A deferred income tax asset is recognized to the extent that it is probable that future taxable profit will be available against which the deductible temporary differences and tax losses can be utilized.

Deferred income tax is measured:

(i)	at the tax rates that are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted by the balance sheet date; and

(ii)	based on the tax consequence that will follow from the manner in which the Group expects, at the balance sheet date, to recover or settle the carrying amounts of its assets and liabilities.

Current and deferred income taxes are recognized as income or expense in profit or loss, except to the extent that the tax arises from a business combination or a transaction which is recognized directly in equity. Deferred tax arising from a business combination is adjusted against goodwill on acquisition.

2. Material accounting policies (continued)

Staff costs

2.6	Staff costs

Employee benefits are recognized as an expense, unless the cost qualifies to be capitalised as an asset.

(a)	Defined contribution plans

Defined contribution plans are post-employment benefit plans under which the Group pays fixed contributions into separate entities on a mandatory, contractual or voluntary basis. The subsidiaries pay their monthly contribution to the Employees Provident Fund (“EPF”). The Group has no further payment obligations once the contributions have been paid.

(b)	Short term employee benefits

Wages and salaries are usually accrued and paid on a monthly basis and are recognized as an expense, unless they relate to the cost of producing other assets.

Paid absences (annual leave, maternity leave, paternity leave, sick leave, etc.) are accrued in each period if they are accumulating paid absences that can be carried forward, or in the case of non-accumulating paid absences, recognized as and when the absences occur.

Profit sharing and bonus payments are recognized when, and only when, the Group has a present legal or constructive obligation to make such payment as a result of past events and a reliable estimate of the obligation can be made.

2.12  Staff costs

Employee benefits are recognized as an expense, unless the cost qualifies to be capitalized as an asset.

(a)	Defined contribution plans

Defined contribution plans are post-employment benefit plans under which the Group pays fixed contributions into separate entities on a mandatory, contractual or voluntary basis. The subsidiaries pay their monthly contribution to the Employees Provident Fund (“EPF”). The Group has no further payment obligations once the contributions have been paid.

(b)	Short term employee benefits

Wages and salaries are usually accrued and paid on a monthly basis and are recognized as an expense, unless they relate to the cost of producing other assets.

Paid absences (annual leave, maternity leave, paternity leave, sick leave, etc.) are accrued in each period if they are accumulating paid absences that can be carried forward, or in the case of non-accumulating paid absences, recognized as and when the absences occur.

Profit sharing and bonus payments are recognized when, and only when, the Group has a present legal or constructive obligation to make such payment as a result of past events and a reliable estimate of the obligation can be made.

Currency translation

2.7	Currency translation

(a)	Functional and presentation currencies

Items included in the financial statements of each entity in the Group are measured using the currency of the primary economic environment in which the entity operates (“functional currency”). The Group subsidiaries operate primarily in Malaysia; hence the Group’s functional currency is the Malaysian Ringgit (“MYR”). The financial statements are presented in United States Dollars (“USD”), which is the presentation currency of the Group.

(b)	Transactions and balances

Transactions in a currency other than the functional currency (“foreign currency”) are translated into the functional currency using the exchange rates at the dates of the transactions. Currency exchange differences resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at the closing rates at the balance sheet date are recognised in profit or loss. Monetary items include primarily financial assets (other than equity investments), contract assets and financial liabilities. However, in the combined and consolidated financial statements, currency translation differences arising from borrowings in foreign currencies and other currency instruments designated and qualifying as net investment hedges and net investment in foreign operations, are recognised in other comprehensive income and accumulated in the currency translation reserve.

Foreign exchange gains and losses that relate to borrowings are presented in the income statement within “Finance costs”. All other foreign exchange gains and losses impacting profit or loss are presented in the income statement within “Administrative and general expenses”.

2.	Material accounting policies (continued)

2.7	Currency translation (continued)

(b) Transactions and balances (continued)

Non-monetary items measured at fair values in foreign currencies are translated using the exchange rates at the date when the fair values are determined.

(c)	Translation of Group entities’ financial statements

The results and financial position of all the Group entities (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

(i)	assets and liabilities are translated at the closing exchange rates at the reporting date;

(ii)	income and expenses are translated at average exchange rates (unless the average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated using the exchange rates at the dates of the transactions); and

(iii)	all resulting currency translation differences are recognised in other comprehensive income and accumulated in the currency translation reserve. These currency translation differences are reclassified to profit or loss on disposal or partial disposal with loss of control of the foreign operation.

The following table outlines the currency exchange rates that were used in creating the financial statements:

	September 30, 2024	December 31, 2023
Malaysian Ringgit to US dollar
- Closing rate	0.2427	0.2179

	September 30, 2024	September 30, 2023
Malaysian Ringgit to US dollar
- Average rate	0.2158	0.2217

2.13  Currency translation

(a)	Functional and presentation currencies

Items included in the financial statements of each entity in the Group are measured using the currency of the primary economic environment in which the entity operates (“functional currency”). The Group subsidiaries operate primarily in Malaysia; hence the Group’s functional currency is the Malaysian Ringgit (“MYR”). The financial statements are presented in United States Dollars (“USD”), which is the presentation currency of the Group.

(b)	Transactions and balances

Transactions in a currency other than the functional currency (“foreign currency”) are translated into the functional currency using the exchange rates at the dates of the transactions. Currency exchange differences resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at the closing rates at the balance sheet date are recognized in profit or loss. Monetary items include primarily financial assets (other than equity investments), contract assets and financial liabilities. However, in the combined and consolidated financial statements, currency translation differences arising from borrowings in foreign currencies and other currency instruments designated and qualifying as net investment hedges and net investment in foreign operations, are recognized in other comprehensive income and accumulated in the currency translation reserve.

When a foreign operation is disposed of or any loan forming part of the net investment of the foreign operation is repaid, a proportionate share of the accumulated currency translation differences is reclassified to profit or loss, as part of the gain or loss on disposal.

Foreign exchange gains and losses that relate to borrowings are presented in the income statement within “Finance costs”. All other foreign exchange gains and losses impacting profit or loss are presented in the income statement within “Administrative and general expenses”.

Non-monetary items measured at fair values in foreign currencies are translated using the exchange rates at the date when the fair values are determined.

2. Material accounting policies (continued)

2.13  Currency translation (continued)

(c)	Translation of Group entities’ financial statements

The results and financial position of all the Group entities (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

(i)	assets and liabilities are translated at the closing exchange rates at the reporting date;

(ii)	income and expenses are translated at average exchange rates (unless the average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated using the exchange rates at the dates of the transactions); and

(iii)	all resulting currency translation differences are recognized in other comprehensive income and accumulated in the currency translation reserve. These currency translation differences are reclassified to profit or loss on disposal or partial disposal with loss of control of the foreign operation.

Segment reporting

2.14  Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the executive committee whose members are responsible for allocating resources and assessing performance of the operating segments.

Cash and bank balances		2.15 Cash and bank balances Cash and bank balances include balances maintained with banks in Malaysia that can be added or withdrawn without limitation.
Restricted cash

2.16  Restricted cash

Restricted cash represents bank balances the Company held on behalf of its client. The Company maintains segregated accounts with banks in Malaysia to hold client’s funds arising from its normal course of business. These segregated client’s funds are strictly restricted for client’s transactions. The Group has classified such segregated client’s funds as restricted cash. Corresponding payables to client are recorded upon receipt of cash from the client.

Share capital		2.17 Share capital Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of new ordinary shares are deducted against the share capital account.
Earnings per share

2.18  Earnings per share

Basic earnings per share (“EPS”) is calculated by dividing the net profit attributable to equity holders of the Company by the weighted average number of ordinary shares outstanding during the financial year.

Diluted earnings per share is calculated by adjusting the net profit attributable to equity holders of the Company and the weighted average number of ordinary shares outstanding, adjusted for the dilutive effects of the dilutive instruments of the Company. Dilutive instruments are excluded from the computation of diluted earnings per ordinary share if their effects would be anti-dilutive. The Company has no dilutive instruments.

Dividends to shareholders		2.19 Dividends to shareholders Dividends are recorded when it is declared and a corresponding liability arises where payment is not made as at the end of the reporting period.
Other expenses

2.8	Other expenses

During the nine months ended September 30, 2024, the Group incurred one-off listing expenses as part of the initial listing exercise. These expenses primarily include legal fees, advisory fees and audit fees associated with the preparation and execution of the listing. In accordance with the Group’s accounting policy, listing expenses are recognized in the statement of profit or loss and other comprehensive income when incurred, as they are directly attributable to obtaining a listing status and do not provide any future economic benefit. Consequently, these costs are not capitalized and are reflected as other expenses in the unaudited combined and condensed consolidated financial statements.